Note 8 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
Note
5.
Commitments and Contingencies

Leases
We currently operate
one
facility located in the United States and
one
facility located in China under leases which are both classified as operating leases.

Our corporate offices and primary research facilities are located in Germantown, Maryland, where we lease approximately
1,500
square feet. This lease provides for monthly payments of approximately
$5,600
per month. This lease has an initial term of
12
months and expires on
December 31, 2020.
We did
not
establish a right of use (“ROU”) asset or lease liability for this short-term lease.

We also lease approximately
11,300
square feet of research facility in the People's Republic of China. This lease commenced in
September 2019,
provides for minimum lease payments of approximately
$4,400
per month, expires in
September 2024
and provides us with a future
first
right of refusal for extending the lease beyond its expiration. This lease currently represents our lone long-term operating lease.

Our long-term operating lease and related sublease for our San Diego facility both terminated in
August 2019.
We recognized other income of approximately
$86,100
from this sublease for the
nine
months ended
September 30, 2019.

We recognized total rent expense of approximately
$91,100
and
$164,500
in the
nine
months ended
September 30, 2020
and
2019,
respectively. Included in the expense is approximately
$50,700
and
$83,900
in the
nine
months ended
September 30, 2020
and
2019,
respectively relating to our short-term leases. Lease costs, net of sublease income, for the nine
months ended
September 30
consisted of the following:

	2020	2019
Operating lease cost	$91,100	$141,300
Variable lease cost	–	23,200
Sublease income	–	(86,100)
Total net lease cost	$91,100	$78,400

At
September 30, 2020,
we have approximately
$181,800
of ROU assets included in Disposal Group Assets Held for Sale and approximately
$159,400
of lease liability included in Disposal Group Liabilities Associated with Assets Held for Sale in our condensed consolidated balance sheets.

Future payments under our lone long-term operating lease as of
September 30, 2020
are as follows:

Future undiscounted cash flows:
2020	*	$12,200
2021		55,900
2022		57,600
2023		59,400
2024		14,000
Total		199,100
Discount factor		(39,700)
Lease liability		159,400
Less current liability		(37,100)
Non-current lease liability		$122,300

* reflects the remaining 3 months of 2020

Other
From time to time, we are parties to legal proceedings that we believe to be ordinary, routine litigation incidental to the business. We are currently not
a party to any litigation or legal proceeding.

Note
8.
Commitments and Contingencies
Leases
We currently operate
one
facility located in the United States and
one
facility located in China under leases which are both classified as operating leases.
Our corporate offices and primary research facilities are located in Germantown, Maryland, where we lease approximately
1,500
square feet. This lease provides for monthly payments of approximately
$5,700
per month. This lease had an initial term of
12
months and expired on
December 31, 2019.
We are currently operating on a month-to-month lease as we negotiate an extension. We did not
establish a right of use (“ROU”) asset or lease liability for this short-term lease.

We also lease approximately
11,300
square feet of research facility in the People's Republic of China. This lease commenced in
September 2019,
provides for minimum lease payments of approximately
$4,400
per month, expires in
September 2024
and provides us with a future
first
right of refusal for extending the lease beyond its expiration. This lease currently represents our lone long-term operating lease. This new lease obligation resulted in us obtaining an ROU asset of approximately
$205,000.

Our long-term operating lease and related sublease for our San Diego facility both terminated in
August 2019.
We recognized other income of approximately
$86,100
from this sublease for the year ended
December 31, 2019.

We recognized total rent expense of approximately
$194,200
and
$164,000
in the years ended
December 31, 2019
and
2018,
respectively. Included in the
2019
expense is approximately
$67,700
relating to our short-term leases. Lease costs, net of sublease income, for the year ended
December 31, 2019
consisted of the following:

Operating lease cost	$171,000
Variable lease cost	23,200
Sublease income	(86,100)
Total net lease cost	$108,100

In the year ended
December 31, 2019,
we established approximately
$204,300
of ROU assets as the result of entering into new lease arrangements.

At
December 31, 2019,
we have approximately
$201,700
of ROU assets included in ROU and Other Assets and approximately
$180,900
of lease liability the current portion of which is included in Short-term Notes and Other Current Liabilities and the long-term portion of which is included in Lease Liability, Net of Current Portion in our consolidated balance sheets. The lease liability was calculated using a discount rate of
12.75%.

Maturities of our lone long-term operating lease as of
December 31, 2019
were as follows:

Future undiscounted cash flows:
2020	$53,503
2021	54,539
2022	56,190
2023	58,027
2024	13,650
Total	235,909
Discount factor	(54,997)
Lease liability	180,912
Less current liability	(32,369)
Non-current lease liability	$148,543

Other
From time to time, we are parties to legal proceedings that we believe to be ordinary, routine litigation incidental to the business. We are currently not
a party to any litigation or legal proceeding.